CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 5,808,380	$ 3,743,143	$ 19,393,343	$ 14,074,649
Cost of revenue	2,756,631	1,578,496	9,127,338	6,764,319
Gross profit	3,051,749	2,164,647	10,266,005	7,310,330
Operating expenses
Research and development	1,018,969	557,633	2,981,271	1,889,208
Sales and marketing	2,824,048	2,117,419	8,865,328	5,776,084
General and administrative	3,353,007	1,353,735	9,894,899	4,467,576	$ 301,591
Total operating expenses	7,196,024	4,028,787	21,741,498	12,132,868
Net Loss from Operations	(4,144,275)	(1,864,140)	(11,475,493)	(4,822,538)	(301,591)
Other income (expense)
Interest expense	(1,171,810)	(1,095,837)	(6,119,806)	(3,245,220)
Gain on PPP loans				2,281,262
Change in fair value of earnout liability	1,500,000		9,260,000
Change in fair value of debt	(1,827,000)		553,235
Change in fair value of warrant liability	(842,559)	(20,756)	3,234,586	(190,911)
Loss on extinguishment of debt			(2,597,842)
Total other expense	(2,747,896)	(1,116,593)	4,330,173	(1,154,869)
Net loss before income taxes	(6,892,171)	(2,980,733)	(7,145,320)	(5,977,407)
Net loss	$ (6,892,171)	$ (2,980,733)	$ (7,145,320)	$ (5,977,407)	$ (299,625)
Net loss per share attributable to common stockholders, basic	$ (0.43)	$ (0.75)	$ (0.71)	$ (1.51)	$ (1.01)
Net loss per share attributable to common stockholders, diluted	$ (0.43)	$ (0.75)	$ (0.71)	$ (1.51)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	16,041,464	3,980,204	10,021,632	3,957,783	1,448,654
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	16,041,464	3,980,204	10,021,632	3,957,783